Transfer of Financial Assets, Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2025
Transfers of Financial Assets [Abstract]
Information on the Asset Types and the Associated Transactions	Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2025	Dec 31, 2024
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	46,744	40,438
Securities lending agreements	10,344	8,313
Total return swaps	20,248	14,013
Other	1,503	2,523
Total trading securities	78,839	65,288
Other trading assets	40	51
Non-trading financial assets mandatory at fair value through profit or loss	32	107
Financial assets at fair value through other comprehensive income	11,198	5,134
Loans at amortized cost[1]	15	17
Others	11,568	4,335
Total	101,693	74,931
Carrying amount of associated liabilities	91,380	66,654
¹Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 0 million as at December
31, 2025, and December 31, 2024 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2025 and December 31, 2024 respectively

Continuing Involvement Accounting	Carrying value of assets transferred to the Group has continuing involvement

in € m.	Dec 31, 2025	Dec 31, 2024
Carrying amount of the original assets transferred
Trading securities	1,016	1,073
Non-trading financial assets mandatory at fair value through profit or loss	—	—
Carrying amount of the assets continued to be recognized
Trading securities	21	26
Non-trading financial assets mandatory at fair value through profit or loss	—	—
Carrying amount of associated liabilities	40	52

Transferred Assets with on-going Involvement - Table I	The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31, 2025			Dec 31, 2024
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	479	459	459	441	397	397
Other	—	—	—	—	—	—
Total loans at amortized cost	479	459	459	441	397	397
Financial assets held at fair value through profit or loss
Securitization notes	—	—	—	—	—	—
Non-standard Interest Rate, cross- currency or inflation-linked swap	—	—	—	—	—	—
Total financial assets held at fair value through profit or loss	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income:
Securitization notes	532	466	466	669	560	560
Other	—	—	—	—	—	—
Total financial assets at fair value through other comprehensive income	532	466	466	669	560	560
Total financial assets representing on- going involvement	1,011	925	925	1,110	957	957
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross- currency or inflation-linked swap	—	—	—	—	—	—
Total financial liabilities representing on- going involvement	—	—	—	—	—	—
[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities

Transferred Assets with on-going Involvement - Table II	The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31, 2025			Dec 31, 2024
in € m.	Year-to-date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to-date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	38	239	23	50	220	25
Non-standard Interest Rate, cross- currency or inflation-linked swap	—	—	—	—	—	—
Net gains/(losses) recognized from on- going involvement in derecognized assets	38	239	23	50	220	25

Carrying Value of the Assets Pledged as Collateral	Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Financial assets at fair value through profit or loss	70,166	58,749
Financial assets at fair value through other comprehensive income	11,329	5,263
Loans	37,996	41,758
Other	12,216	4,462
Total	131,708	110,232
[1]Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities

Total assets pledged to creditors	Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2025	Dec 31, 2024
Financial assets at fair value through profit or loss	67,159	55,310
Financial assets at fair value through other comprehensive income	11,084	5,013
Loans	3,063	4,618
Other	11,569	2,904
Total	92,875	67,845
[1]Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities

Collateral Received	Fair Value of collateral received

in € m.	Dec 31, 2025	Dec 31, 2024
Securities and other financial assets accepted as collateral	557,837	479,022
Of which:
Collateral sold or repledged	431,792	366,245